Other Intangible Assets	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Other Intangible Assets
9.	OTHER INTANGIBLE ASSETS

Other intangible assets consisted of the following:

December 31, 2016	Gross Cost	Accumulated Amortization	Net Cost
Technologies & licences	618	(534)	84
Contractual customer relationships	4	(4)	—
Purchased & internally developed software	407	(347)	60
Construction in progress	51	—	51
Other intangible assets	65	(65)	—

Total	1,145	(950)	195

December 31, 2015	Gross Cost	Accumulated Amortization	Net Cost
Technologies & licences	593	(511)	82
Contractual customer relationships	4	(4)	—
Purchased & internally developed software	387	(321)	66
Construction in progress	18	—	18
Other intangible assets	65	(65)	—

Total	1,067	(901)	166

The line “Construction in progress” in the table above includes internally developed software under construction and software not ready for use.

As described in Note 7, the acquisition of ams’s NFC and RFID Reader business resulted in the recognition of technology for $6 million in “Technologies & licences” and in-process R&D for $40 million in “Construction in progress”.

The amortization expense in 2016, 2015 and 2014 was $61 million, $60 million and $61 million, respectively.

The estimated amortization expense of the existing intangible assets for the following years is:

Year
2017	72
2018	53
2019	36
2020	20
2021	9
Thereafter	5

Total	195

In 2016 and 2015, the Company impaired $4 million and $10 million, respectively, of acquired technologies for which it was determined that they had no alternative future use. In addition, in 2015, $6 million of digital long-lived assets were fully impaired due to the fact that their projected cash flows, over their remaining useful life, were less than their carrying value.